ACQUISITION OF WILSON-DAVIS (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
ACQUISITION OF WILSON-DAVIS
Summary of preliminary allocation of the purchase price

Cash paid to Wilson-Davis shareholders	$8,092,569
Short-term notes	5,000,000
Long-term notes	7,971,197
Value of shares transferred from sponsor	6,000,000
Total consideration paid	27,063,766

Allocated to:
Cash	$11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Deferred tax liability	(3,724,270)
Trading Account deposit	(100,000)
Net assets acquired	6,296,241
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$20,767,525

Cash paid to Wilson-Davis shareholders	$8,092,569
Short-term notes	5,000,000
Long-term notes	7,971,197
Value of shares transferred from sponsor	6,000,000
Total consideration paid	27,063,766

Allocated to:
Cash	$11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Deferred tax liability	(5,288,470)
Trading Account deposit	(100,000)
Net assets acquired	4,732,041
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$22,331,725

Summary of identifiable intangible assets acquired

		Estimated
		Useful Life
	Amount	(Years)
Customer Lists (a)	$14,625,000	12
Excess of purchase price	20,767,525	—
Goodwill	$6,142,525	—
(a)	The Wilson-Davis customer relationships were valued using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM reflects the present value of the operating cash flows generated by existing customer relationships after taking into account the cost to realize the revenue and an appropriate discount rate to reflect the time value and risk associated with the cash flows.

		Estimated
		Useful Life
	Amount	(Years)
Customer Lists (a)	$14,625,000	12
Excess of purchase price	22,331,725	—
Goodwill	$7,706,725	—
(a)

The Wilson Davis customer relationships were valued using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM reflects the present value of the operating cash flows generated by existing customer relationships after taking into account the cost to realize the revenue and an appropriate discount rate to reflect the time value and risk associated with the cash flows.

Summary the pro forma financial information

	Three Months Ended	Six Months Ended
	December 31, 2023	December 31, 2023
Total revenue	$1,616,686	$3,450,850
Net loss	$(272,973)	$(1,848,772)

Weighted average shares
Basic	196,696	196,696
Net loss per shares:
Basic	$(1.39)	$(9.40)
Weighted average shares
Diluted	196,696	196,696
Net loss per shares:
Diluted	$(1.39)	$(9.40)

	June 30, 2024	December 31, 2023	December 31, 2022
Total revenue	$5,247,150	$8,258,254	$9,527,324
Net loss	(23,878,060)	$(4,695,016)	$(90,186,458)

Weighted average shares
Basic and diluted	11,801,759	11,801,759	11,906,245
Net loss per shares:
Basic and diluted	$(2.02)	$(0.40)	$(8.87)

Summary of pro forma adjustments

	Three Months Ended	Six Months Ended
	December 31, 2023	December 31, 2023
Transaction cost	$—	$—
Amortization of intangibles	$(307,192)	$(614,384)
Interest earned on investments held in trust	$(352,512)	$(1,074,902)

	June 30, 2024	December 31, 2023	December 31, 2022
Transaction cost	$(9,008,053)	$—	$9,008,053
Amortization of intangibles	$—	$2,437,500	$2,437,500
Loss on AtlasClear acquisition	$86,392,769	$—	$(86,392,769)
Interest earned on investments held in trust	$(256,279)	$(3,090,086)	$(3,087,315)